Convertible Instruments and Accrued Interest - Outstanding Balance (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Debt Instrument
Convertible notes payable outstanding principal	$ 30,200	$ 36,450
Less: Unamortized debt discount and issuance costs	(407)	(1,319)
Convertible notes payable, net	29,793	35,131
Accrued interest on convertible notes	15,227	10,598
Outstanding convertible notes payable, net and accrued interest	45,020	45,729
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Convertible notes payable outstanding principal	2,831	6,081
Less: Unamortized debt discount and issuance costs	(45)	(211)
Convertible notes payable, net	2,786	5,870
Accrued interest on convertible notes	4,634	3,804
Outstanding convertible notes payable, net and accrued interest	7,420	9,674
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Convertible notes payable outstanding principal	27,369	29,369
Less: Unamortized debt discount and issuance costs	(362)	(822)
Convertible notes payable, net	27,007	28,547
Accrued interest on convertible notes	10,593	6,789
Outstanding convertible notes payable, net and accrued interest	$ 37,600	35,336
Placement Agent Notes
Debt Instrument
Convertible notes payable outstanding principal		1,000
Less: Unamortized debt discount and issuance costs		(286)
Convertible notes payable, net		714
Accrued interest on convertible notes		5
Outstanding convertible notes payable, net and accrued interest		$ 719